Average Annual Total Returns	Eaton Vance Focused Growth Opportunities Fund Russell 1000® Growth Index One Year	Eaton Vance Focused Growth Opportunities Fund Russell 1000® Growth Index Five Years	Eaton Vance Focused Growth Opportunities Fund Russell 1000® Growth Index Ten Years	Eaton Vance Focused Growth Opportunities Fund Class A One Year	Eaton Vance Focused Growth Opportunities Fund Class A Five Years	Eaton Vance Focused Growth Opportunities Fund Class A Ten Years	Eaton Vance Focused Growth Opportunities Fund Class A Inception Date	Eaton Vance Focused Growth Opportunities Fund Class A After Taxes on Distributions One Year	Eaton Vance Focused Growth Opportunities Fund Class A After Taxes on Distributions Five Years	Eaton Vance Focused Growth Opportunities Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Focused Growth Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Focused Growth Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Focused Growth Opportunities Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Focused Growth Opportunities Fund Class C One Year	Eaton Vance Focused Growth Opportunities Fund Class C Five Years	Eaton Vance Focused Growth Opportunities Fund Class C Ten Years	Eaton Vance Focused Growth Opportunities Fund Class C Inception Date	Eaton Vance Focused Growth Opportunities Fund Class I One Year	Eaton Vance Focused Growth Opportunities Fund Class I Five Years	Eaton Vance Focused Growth Opportunities Fund Class I Ten Years	Eaton Vance Focused Growth Opportunities Fund Class I Inception Date	Eaton Vance Focused Value Opportunities Fund Russell 1000® Value Index One Year	Eaton Vance Focused Value Opportunities Fund Russell 1000® Value Index Five Years	Eaton Vance Focused Value Opportunities Fund Russell 1000® Value Index Ten Years	Eaton Vance Focused Value Opportunities Fund Class A One Year	Eaton Vance Focused Value Opportunities Fund Class A Five Years	Eaton Vance Focused Value Opportunities Fund Class A Ten Years	Eaton Vance Focused Value Opportunities Fund Class A Inception Date	Eaton Vance Focused Value Opportunities Fund Class A After Taxes on Distributions One Year	Eaton Vance Focused Value Opportunities Fund Class A After Taxes on Distributions Five Years	Eaton Vance Focused Value Opportunities Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Focused Value Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Focused Value Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Focused Value Opportunities Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Focused Value Opportunities Fund Class C One Year	Eaton Vance Focused Value Opportunities Fund Class C Five Years	Eaton Vance Focused Value Opportunities Fund Class C Ten Years	Eaton Vance Focused Value Opportunities Fund Class C Inception Date	Eaton Vance Focused Value Opportunities Fund Class I One Year	Eaton Vance Focused Value Opportunities Fund Class I Five Years	Eaton Vance Focused Value Opportunities Fund Class I Ten Years	Eaton Vance Focused Value Opportunities Fund Class I Inception Date
Total	27.60%	25.30%	19.77%	10.12%	20.95%	17.78%	Mar. 07, 2011	6.70%	19.08%	16.66%	9.00%	17.38%	15.36%	14.39%	21.35%	17.69%	Mar. 07, 2011	16.54%	22.56%	18.71%	Mar. 07, 2011	25.16%	11.16%	12.96%	16.98%	12.29%	12.54%	Mar. 07, 2011	14.31%	10.45%	11.19%	11.64%	9.58%	10.28%	21.58%	12.67%	12.47%	Mar. 07, 2011	23.83%	13.79%	13.45%	Mar. 07, 2011